SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	May 31, 2025	May 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Depreciation			$ 496	$ 496	$ 2,010	$ 270
Cash and warrants to purchase	$ 25,000	$ 25,000	25,000		25,000
Fair value of common stock			$ 283,287		$ 283,287
Estimated useful life			15 years		15 years
Amortization of intangible assets			$ 5,138	$ 0	$ 11,989
Carrying value of the related asset remaining for amortization			$ 291,160		$ 296,298
Outstanding warrants			2,150,000		4,925,000
Basic loss per share			11,477,831	9,785,056	9,785,056	6,788,997
Warrant to purchase			50,000
Weighted average number of diluted shares outstanding			11,477,831	9,785,056	9,785,056	6,788,997